CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net loss	¥ (221,852,864)	$ (34,000,438)	¥ (52,929,508)	¥ (144,560,198)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts			592,717	887,010
Share-based compensation	186,903,431	28,644,204
Deferred income tax benefits	(2,495,332)	(382,426)
Depreciation and amortization	5,618,984	861,147	2,619,682	2,428,734
Changes in fair value of financial instruments	5,247	804	9,024,437	4,043,910
Gain on disposal of an investment security	(4,863,233)	(745,323)
Gain on extinguishment of a convertible debt			(8,986,048)
Loss/(gain) on disposal of property and equipment	(35,572)	(5,452)	15,765
Unrealized foreign currency exchange (gain)/losses	3,113,970	477,237	(750,270)	(2,213,400)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(2,667,688)	(408,841)	7,679,995	(5,798,476)
Inventories	(6,853,202)	(1,050,299)
Prepayments and other current assets	(6,104,334)	(935,530)	(4,186,913)	(4,071,956)
Other non-current assets	(1,065,699)	(163,326)	(516,780)	(843,649)
Accounts payable	2,380,364	364,807	9,023,623	(1,641,421)
Amount due to a related party			(6,898,800)	6,614,000
Deferred revenue	(2,814,922)	(431,406)	8,787,345	13,200,442
Income tax payable	1,246,030	190,962	930,554
Accrued expenses and other current liabilities	9,182,914	1,407,343	3,952,391	28,527,004
Net cash used in operating activities	(40,301,906)	(6,176,537)	(31,641,810)	(103,428,000)
Investing activities:
Purchase of property and equipment	(7,471,486)	(1,145,055)	(5,881,767)	(3,500,413)
Proceeds from disposal of property and equipment	100,960	15,473
Purchase of term deposits	(841,183,485)	(128,917,009)	(82,061,210)	(358,267,152)
Proceeds from maturity of term deposits	741,124,785	113,582,343	373,537,111	269,183,186
Purchase of investment securities				(20,587,500)
Payment for acquiring intangible assets	(3,250,000)	(498,084)
Payment for business combinations, net of cash RMB10,497,237 acquired	(203,081,831)	(31,123,652)
Proceeds from disposal of financial instrument	25,023,165	3,834,968
Net cash (used in)/provided by investing activities	(288,737,892)	(44,251,016)	285,594,134	(113,171,879)
Financing activities:
Proceeds from issuance of Series A Convertible Preferred Shares				50,753,200
Proceeds from issuance of Series D Redeemable Convertible Preferred Shares				122,411,487
Payments of issuance cost of Series D Redeemable Convertible Preferred Shares				(6,913,310)
Proceeds from issuance of Class A Ordinary Shares, net of underwriting commissions, discounts and underwriter's lawyer fee of RMB46,589,365	548,765,995	84,102,068
Payments for initial public offering ("IPO") costs	(45,286,456)	(6,940,453)	(2,252,291)
Repayment of a convertible debt			(20,000,000)
Issuance of interest free loans to a shareholder			(8,000,000)
Proceeds from repayment of interest free loans to a shareholder			8,000,000
Payment made on behalf of Mr. Baoli Ma	(4,722,814)	(723,803)
Proceeds from repayment made by Mr. Baoli Ma	4,722,814	723,803
Net cash provided by/(used in) financing activities	503,479,539	77,161,615	(22,252,291)	166,251,377
Effect of foreign currency exchange rate changes on cash and cash equivalents	(32,220,775)	(4,938,051)	2,527,206	3,406,343
Net (decrease)/increase in cash and cash equivalents	142,218,966	21,796,011	234,227,239	(46,942,159)
Cash at the beginning of the year	297,273,822	45,559,206	63,046,583	109,988,742
Cash at the end of the year	439,492,788	67,355,217	297,273,822	¥ 63,046,583
Non-cash investing and financing activities:
Accrual of IPO costs			¥ 6,227,056
Consideration payable in connection with business combinations	24,742,025	3,791,881
Automatic conversion of convertible redeemable preferred shares to Class A ordinary shares upon the IPO	¥ 1,500,748,518	$ 229,999,773